Investments accounted for using the equity method (Tables)	12 Months Ended
Dec. 31, 2019
Investments accounted for using the equity method
Schedule of changes in investments accounted for using the equity method

	2018	2019
	RMB’000	RMB’000
At 1 January	32,988	26,244
Disposal of associates	(2,249)	—
Dividend received	(6,225)	—
Step -up acquisition	—	(15,749)
Disposal	—	1,499
Share of profit/(loss)	1,730	(1,738)
At 31 December	26,244	10,256

Schedule of nature of investments in associates

		% of		Nature of
	Place of	ownership		the	Measurement
Name of entity	establishment	2018	2019	relationship	method
Moyan (Shenzhen) Network Technology Co., Ltd	The PRC	46%	46%	Note 1	Equity
(美約(深圳)網路技術有限公司)
Shenzhen Pengai Yueji Medical Aesthetic Clinic Co. Ltd.	The PRC	30%	—	Note 3	Equity
(深圳鵬愛悅己醫療美容醫院)
Mendis Aesthetic PTE. Ltd.	Singapore	40%	44.4%	Note 2	Equity
Baotou Pengai Yueji Medical Aesthetic Clinic Co. Ltd.
(包頭鵬愛悅己醫療美容門診有限公司)	The PRC	51%	46%	Note 2, 4	Equity

Note 1:  Moyan (Shenzhen) Network Technology Co., Ltd. (“Moyan”) is engaged in internet marketing services.

Note 2:  Shenzhen Pengai Yueji Aesthetic Medical Clinic Co., Ltd. (“Shenzhen Yueji”), Mendis Aesthetic PTE. Ltd. (“Mendis”) and Baotou Pengai Yueji Medical Aesthetic Clinic Co. Ltd. (“Baotou Pengai”) are engaged in the provision of aesthetic medical services.

Note 3:  During the year ended 31 December 2019, the Group acquired further  30% equity interest of Shenzhen Yueji at a consideration of RMB30,000,000, which results in an increase of the Company’s equity interest of Shenzhen Yueji from 30% to 60% and obtained control. Shenzhen Yueji becomes a subsidiary of the Company after the acquisition.

Note 4:  During the year ended 31 December 2019, the Group disposed of its 5% equity interest of Baotou Pengai and lost control over Baotou Pengai. Baotou Pengai becomes an associate of the Company after the disposal.

Schedule of summarised financial information for associates

Summarised balance sheet

	2018	2019
	RMB’000	RMB’000
Current
Cash and cash equivalents	3,306	1,281
Other current assets (excluding cash and cash equivalents)	31,501	3,860
Total current assets	34,807	5,141
Financial liabilities (excluding trade payables)	(4,379)	(6,439)
Lease liabilities	—	(1,023)
Other current liabilities (including trade payables)	(6,454)	(483)
Total current liabilities	(10,833)	(7,945)
Total non-current assets	7,867	15,327
Net assets	31,841	11,466

Summarised statement of comprehensive income

	2018	2019
	RMB’000	RMB’000
Revenue	111,630	2,702
Depreciation and amortisation	(319)	(1,609)
Interest expense	(417)	(61)
Profit/(loss) before income tax	9,851	(765)
Income tax expense	(2,290)	—
Profit/(loss) for the year	7,561	(765)